Significant changes in the current reporting period (Details) € in Millions, kr in Millions, $ in Millions	Jun. 26, 2025 USD ($) tranche	Jun. 04, 2025 SEK (kr)	May 28, 2025 EUR (€) product candidate	May 16, 2025 SEK (kr) shares	Jun. 04, 2025 USD ($) investor	Jun. 04, 2025 SEK (kr) investor	May 31, 2025 product	Feb. 28, 2023 agreement
Advanz Pharma Holdings
Disclosure of objectives, policies and processes for managing capital [line items]
Number of additional candidates covered in an agreement | candidate			3
Number of product agreement			3				2	1
Facility Due June 2029
Disclosure of objectives, policies and processes for managing capital [line items]
Number of tranches | tranche	2
Borrowings, variable interest rate	6.00%
Component One | Facility Due June 2029
Disclosure of objectives, policies and processes for managing capital [line items]
Number of tranches | tranche	1
Borrowing facilities, maximum borrowing capacity | $	$ 900.0
Borrowings, variable interest rate	6.50%
Component Two | Facility Due June 2029
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowing facilities, maximum borrowing capacity | $	$ 65.0
Borrowings, variable interest rate	10.50%
Ordinary Shares | Advanz Pharma Holdings
Disclosure of objectives, policies and processes for managing capital [line items]
Proceeds from issuing shares | €			€ 160
Offerings | Ordinary Shares
Disclosure of objectives, policies and processes for managing capital [line items]
Increase (decrease) in shares issued (in shares) | shares				3,000
Proceeds from issuing shares | kr				kr 39
Placement
Disclosure of objectives, policies and processes for managing capital [line items]
Number of investors | investor					40	40
Percentage of shares allocated					80.00%	80.00%
Placement | Cash and cash equivalents denominated in other currencies
Disclosure of objectives, policies and processes for managing capital [line items]
Percentage of demanded fund					60.00%	60.00%
Placement | USA
Disclosure of objectives, policies and processes for managing capital [line items]
Percentage of demanded fund					30.00%	30.00%
Placement | Ordinary Shares
Disclosure of objectives, policies and processes for managing capital [line items]
Proceeds from issuing shares | kr		kr 750
Xbrane Biopharma
Disclosure of objectives, policies and processes for managing capital [line items]
Consideration transferred					$ 28.9	kr 275